Subsequent events	12 Months Ended
Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
31	Subsequent events

Indebtedness

On January 8, 2018, CAI issued €60.0 million (USD 71.8 million) aggregate principal amount of 4.556% secured notes due 2024 (the “Italian Notes”). The proceeds of the Italian Notes were used to refinance and replace the 6.250% secured notes due 2019 issued by CAI in December 2014. Interest on the Italian Notes is payable annually in arrears on June 30 of each year. The Italian Notes will mature on December 31, 2024. The Italian Notes are secured by an economic first ranking pledge in respect of all the shares representing 100% of the share capital of CAI, 100% of the share capital of Dicasa Spain S.A.U. and the shares representing CAI’s holding in TA.

On February 7, 8, and March 7, 2018, CAAP repaid the outstanding amount of USD 126,690.8 with Goldman Sachs, Converse Bank, Orotun S.A. and Julius Baer & Co. Ltd.

On March 14, 2018 BNDES has approved an amendment and extension of the loan agreements with ICAB that involves extending the final maturity and the interest-only payment terms of such loans for two years, and providing an interest capitalization period for 50% of the interest due for two years. In addition, such agreements increased the size of the credit facility commitments by R $300 million (USD 91.9 million).

With the proceeds of these loans, ICAB has repaid the credit facilities provided by Banco Santander Bridge and the Citibank for a total amount of USD 106.6 million (approximately $R 348).

As a result of this operation, the guarantee deposit held by CAAP has been released (approximately USD 92.9 million).

Initial Public Offering

On January 19, 2018, the Shareholder approved a 1-to-10.12709504 reverse stock split of its common shares, consequently decreasing the outstanding common shares from 1,500,000,000 common shares to 148,117,500 common shares (the “Reverse Stock Split”). The nominal value of USD 1.00 of each common share did not change as a result of the Reverse Stock Split.

On February 2, 2018, CAAP submitted the final prospectus to the U.S. Securities and Exchange Commission as an initial public offering of common shares of Corporación América Airports S.A. which was declared effective by such commission. The offering was of 11,904,762 common shares and the Shareholder offered 16,666,667 common shares which were fully subscribed. As a consequence of the Initial Public Offering, the share capital of CAAP has increased to 160,022,262 shares. The initial public offering price per common share was USD 17.00.

On February 5, 2018 the Executive Committee; in accordance with (i) the provisions of the articles of associations of the Company, and (ii) the resolutions taken by the Company´s board of directors wihich determined and confirmed the creation and composition of the Executive Committee and also the powers delegated to it with respect of the Initial Public Offering; resolves to approve the issuance of the new shares, acknowledge having received sufficient evidence showing that the subscription price of the new shares has been paid, and the amendment of the articles of associations in respect of the new share capital of USD 160,022,262.

Additional acquisitions and contributions in subsidiaries

On February 19, 2018, CAI announced that has entered into an agreement with Fondazione Pisa to purchase an additional 4.568% of the share capital of Toscana Aeroporti S.p.A, for a purchase price of €15.80 per share, equal to a total purchase price of €13,433. As a result of the acquisition, CAI will hold approximately 55.698% of Toscana Aeroporti’s share capital.

On February 21, 2018 CAAP has approved a cash contribution in Inframérica Participaçoes for approximately USD 46 million ($R 148.3 million)

On March 14, 2018 with the proceeds from the release of the guarantee deposit mention above, CAAP has approved a cash contribution in Natal for approximately USD 82.9 million ($R 270 million).

There are no other subsequent events that significantly affect the Company’s financial position as of December 31, 2017.